Stockholders' Equity - Assumptions Used in Calculating Value of Warrants Granted (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years	7 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	10 years	10 years
MAIA Stock Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum		0.60%	0.41%
Risk-free interest rate, maximum		1.30%	1.69%
Expected volatility, minimum		81.00%	75.80%
Expected volatility, maximum		106.00%	80.50%
MAIA Stock Warrants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		5 years	5 years
MAIA Stock Warrants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)		7 years	7 years